UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Palo Alto Investors, LLC
Address:  470 University Avenue
          Palo Alto, CA 94301

Form 13F File Number:    28-10266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William L. Edwards
Title:    President of Palo Investors, Manager
Phone:    (650) 325-0772

Signature, Place and Date of Signing:


/s/ William L. Edwards        Palo Alto, CA       November 13, 2006


Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      78

Form 13F Information Table Value Total:      973,188 x 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NAME OF ISSUER        TITL                                                   VOTING AUTH
                      E OF                                      INV.  OTHER
                      CLAS  CUSIP      VALUE     SHARES    SH/  DISC. MGR.
                      S                X1000               PRN
                                                                             SOLE   SHR   NONE
ATP Oil & Gas Corp.    Comm 00208J108  44882     1215000   SH   SOLE        1215000
Advanced Magnetics     Comm            28569     837800    SH   SOLE        837800
Inc.
Akaimai Technologies   Comm 00971T101  12897     322016    SH   SOLE        322016
Alberta Clipper        Comm 01285R104  10019     1836482   SH   SOLE        1836482
Energy Inc
Align Technology       Comm 016255101  18615     1635800   SH   SOLE        1635800
Allis Chalmers Corp    Comm            43100     2943967   SH   SOLE        2943967
American Medical       Comm 02744M108  2009      109000    SH   SOLE        109000
Systems
Anesiva Inc.           Comm 03460L100  889       131050    SH   SOLE        131050
Anglo American         Comm            26        4000      SH   SOLE        4000
Platinum
Anglo American         Comm 034855106  188       1883      SH   SOLE        1883
Platinum ADR
Arena Pharmaceuticals  Comm 040047102  129       10800     SH   SOLE        10800
ArthroCare Corp        Comm 043136100  55097     1175773   SH   SOLE        1175773
Aspect Medical         Comm 045235108  1349      79000     SH   SOLE        79000
Systems
Bear Creek Mining      Comm 07380n104  216       23790     SH   SOLE        23790
Group
Berry Petroleum        Comm            7398      262700    SH   SOLE        262700
Biogen IDEC Inc.       Comm 09062X103  15930     356531    SH   SOLE        356531
Biomarin               Comm 09061G101  28585     2008798   SH   SOLE        2008798
Pharmaceuticals Inc
Biosite Inc.           Comm 090945106  21666     468667    SH   SOLE        468667
BroadVision            Comm 111412607  2540      3576966   SH   SOLE        3576966
Cache Inc              Comm 127150308  14412     805600    SH   SOLE        805600
CalFrac Well Services  Comm 129584108  8794      450000    SH   SOLE        450000
Canadian Superior      Comm 136644101  15786     10637000  SH   SOLE        10637000
Energy
Chad Therapeutics Inc  Comm            52        28000     SH   SOLE        28000
Cheniere Energy        Comm 16411R208  3619      121800    SH   SOLE        121800
Collagenex Pharma      Comm 19419B100  7812      601400    SH   SOLE        601400
Conceptus Inc          Comm 206016107  10218     577600    SH   SOLE        577600
Connetics Corp.        Comm 208192104  3216      295000    SH   SOLE        295000
ConocoPhillips         Comm 20825C104  310       5200      SH   SOLE        5200
Curon Medical, Inc.    Comm 231292103  83        1197148   SH   SOLE        1197148
Cyberonics             Comm 23251P102  14660     836309    SH   SOLE        836309
Cytyc Corporation      Comm 232946103  6820      278600    SH   SOLE        278600
DataPath, Inc.         Comm            565       1201501   SH   SOLE        1201501
Digital Insight Corp   Comm 25385P106  19641     669884    SH   SOLE        669884
Digital River          Comm 25388B104  31709     620279    SH   SOLE        620279
Ember Resources        Comm            4128      2185000   SH   SOLE        2185000
Endeavour              Comm 29259G101  18590     6936400   SH   SOLE        6936400
International
Flotek Industries      Comm 343389102  18510     1194200   SH   SOLE        1194200
Forbes Medi-Tech Inc   Comm 344907100  5571      3291630   SH   SOLE        3291630
Foxhollow              Comm 35166A103  59149     1786166   SH   SOLE        1786166
Technologies
Gastar Exploration     Comm 367299104  12960     6000000   SH   SOLE        6000000
Geerlings & Wade       Comm 368473104  729       714665    SH   SOLE        714665
Kyphon Inc             Comm 501577100  25969     694000    SH   SOLE        694000
Laboratory Corp of     Comm 50540R409  3016      46000     SH   SOLE        46000
America
Medtronic Inc          Comm 585055106  5234      112700    SH   SOLE        112700
Merck & Co. Inc        Comm 589331107  4156      99200     SH   SOLE        99200
Momenta Pharma         Comm 60877T100  21233     1570500   SH   SOLE        1570500
Neurometrix Inc        Comm 641255104  544       28600     SH   SOLE        28600
Nexprise Inc.          Comm 65333Q202  95        364799    SH   SOLE        364799
Nxstage Medical, Inc.  Comm            1554      177200    SH   SOLE        177200
On Track Innovation    Comm            13348     2520408   SH   SOLE        2520408
Packateer              Comm 695210104  164       19000     SH   SOLE        19000
Pain Therapeutics      Comm 69562K100  4861      563900    SH   SOLE        563900
Peets Coffee & Tea     Comm 705560100  32790     1311075   SH   SOLE        1311075
Inc
Petroquest Energy      Comm 716748108  11160     1070000   SH   SOLE        1070000
PharmChem Labs         Comm 717133102  2         1115180   SH   SOLE        1115180
Pharmanet Development  Comm 717148100  2833      145805    SH   SOLE        145805
Group
Pharmion Corp          Comm            1185      55000     SH   SOLE        55000
Plains Exploration &   Comm 726505100  25746     600000    SH   SOLE        600000
Production, Co.
Portfolio Recovery     Comm 73640Q105  12031     274245    SH   SOLE        274245
Associate
Preview Systems, Inc.  Comm 741379101  4         727339    SH   SOLE        727339
Quest Diagnostics      Comm 74834L100  2691      44000     SH   SOLE        44000
Questcor               Comm 74835Y101  1675      1094900   SH   SOLE        1094900
Pharmaceuticals, Inc.
Range Resources Corp   Comm 75281A109  25972     1029000   SH   SOLE        1029000
Rentech Inc.           Comm 760112102  1389      300000    SH   SOLE        300000
Restoration Hardware   Comm 760981100  22837     2634033   SH   SOLE        2634033
Rowan Companies Inc.   Comm 779382100  9489      300000    SH   SOLE        300000
San Juan Basin Trust   Comm 798241105  512       14500     SH   SOLE        14500
Savient Pharma         Comm 80517Q100  59693     9169508   SH   SOLE        9169508
Spectranectics Corp    Comm 84760C107  1185      101300    SH   SOLE        101300
Speedel Holding AG     Comm            1120      7640      SH   SOLE        7640
St. Jude Medical Inc   Comm 790849103  32076     908925    SH   SOLE        908925
Superior Energy        Comm 868157108  22366     851700    SH   SOLE        851700
Services Inc
Toreador Resources     Comm 891050106  14276     775000    SH   SOLE        775000
Corp
UTS Energy Corp.       Comm 903396109  12396     3600000   SH   SOLE        3600000
Ultra Petroleum Corp   Comm 903914109  9622      200000    SH   SOLE        200000
Valera                 Comm 91914F100  192       30000     SH   SOLE        30000
Pharmaceuticals, Inc.
W-H Energy Services    Comm 92925E108  323       7800      SH   SOLE        7800
WebSense               Comm 947684106  38013     1759044   SH   SOLE        1759044


4325\021\EROBERTS\1392045.1